Asset acquisition -Purchase Price (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Jan. 09, 2013	Dec. 31, 2012	Jan. 09, 2013 Danotek Motion Technologies	Jan. 09, 2014 Danotek Motion Technologies Subsequent event	Mar. 31, 2014 Tools, Dies and Molds	Mar. 31, 2014 Computer Equipment	Mar. 31, 2014 Machinery and Equipment	Mar. 31, 2014 Developed Technology	Jan. 09, 2014 Developed Technology Danotek Motion Technologies Subsequent event	Mar. 31, 2014 Goodwill	Mar. 31, 2014 Inventories	Jan. 09, 2014 Machinery and Equipment Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Computer Equipment Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Tooling Danotek Motion Technologies Subsequent event
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory	$ 497,800						$ 5,550	$ 22,070	$ 171,910	$ 240,000		$ 40,870	$ 17,400
Inventory					17,400	17,400
Property, plant, and equipment						199,530								171,910	22,070	5,550
Developed technology						240,000					240,000
Goodwill	40,870	40,870	40,870	0		40,870
Total						$ 497,800